Other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other income
Excess provision written back		₨ 22,063	₨ 15,441	₨ 20,716
Government grant		233,180	69,573
Gain on sale of property, plant and equipment (net)		5,050	1,369	622
Miscellaneous income		3,492	3,618	3,944
Total	$ 3,814	₨ 263,785	₨ 90,001	₨ 25,282